CAPITAL - Risk-Based Capital(Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Capital [Abstract]
Capital	$ 683,255	$ 727,252
Capital to Risk Weighted Assets	18.74%	19.72%
Capital Required for Capital Adequacy	291,632	294,978
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital	636,836	680,145
Tier One Risk Based Capital to Risk Weighted Assets	17.47%	18.45%
Tier One Risk Based Capital Required for Capital Adequacy	145,816	147,489
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Leverage Capital [Abstract]
Tier One Leverage Capital	636,836	680,145
Tier One Leverage Capital to Average Assets	9.87%	10.89%
Tier One Leverage Capital Required for Capital Adequacy	258,122	248,847
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Subsidiaries [Member]
Capital [Abstract]
Capital	578,042	600,911
Capital to Risk Weighted Assets	15.89%	16.36%
Capital Required for Capital Adequacy	290,992	293,930
Capital Required for Capital Adequacy to Risk Weighted Assets	8.00%	8.00%
Capital Required to be Well Capitalized	363,740	367,412
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital [Abstract]
Tier One Risk Based Capital	524,363	546,726
Tier One Risk Based Capital to Risk Weighted Assets	14.42%	14.88%
Tier One Risk Based Capital Required for Capital Adequacy	145,496	146,965
Tier One Risk Based Capital Required for Capital Adequacy to Risk Weighted Assets	4.00%	4.00%
Tier One Risk Based Capital Required to be Well Capitalized	218,244	220,447
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	6.00%	6.00%
Tier One Leverage Capital [Abstract]
Tier One Leverage Capital	524,363	546,726
Tier One Leverage Capital to Average Assets	8.13%	8.75%
Tier One Leverage Capital Required for Capital Adequacy	258,035	248,437
Tier One Leverage Capital Required for Capital Adequacy to Average Assets	4.00%	4.00%
Tier One Leverage Capital Required to be Well Capitalized	$ 322,543	$ 310,546
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%